FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/04

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	02/02/05

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         65 data records

Form 13F Information Table Value Total:         69,612 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      348     6600 SH       SOLE                                       6600
General Motors 5.25% Conv Pfd  PFD CV           370442733      228     9900 SH       SOLE                                       9900
7-Eleven, Inc.                 COM              817826209      508    21200 SH       SOLE                     2800             18400
Amdocs Limited                 COM              G02602103      265    10100 SH       SOLE                                      10100
American Express Co.           COM              025816109     2745    48700 SH       SOLE                     6650             42050
American Int'l Group           COM              026874107      309     4700 SH       SOLE                     1200              3500
Amgen                          COM              031162100     1172    18275 SH       SOLE                     4150             14125
Arthur J. Gallagher & Co.      COM              363576109     2426    74650 SH       SOLE                    12500             62150
BB & T Corp.                   COM              054937107     1879    44675 SH       SOLE                     6600             38075
Bank Of America Corp           COM              060505104      528    11232 SH       SOLE                                      11232
Baxter International           COM              071813109      553    16000 SH       SOLE                     3200             12800
Bristol-Myers Squibb Co.       COM              110122108     1014    39588 SH       SOLE                     5350             34238
Canon, Inc. (ADR)              COM              138006309     1525    28100 SH       SOLE                     3800             24300
Citigroup, Inc.                COM              172967101     2148    44575 SH       SOLE                     4850             39725
Clear Channel Communication    COM              184502102     1589    47450 SH       SOLE                     8950             38500
Coca-Cola Co.                  COM              191216100      605    14537 SH       SOLE                     2400             12137
Colgate-Palmolive              COM              194162103     1402    27400 SH       SOLE                     5600             21800
Comerica, Inc.                 COM              200340107     1266    20750 SH       SOLE                     4725             16025
DST Systems                    COM              233326107      255     4900 SH       SOLE                                       4900
Diageo Plc (ADR)               COM              25243Q205     1323    22850 SH       SOLE                     1300             21550
Dr. Reddy's Laboratories       COM              256135203      326    16450 SH       SOLE                     1800             14650
Duke Energy Corp.              COM              264399106      832    32864 SH       SOLE                     4706             28158
El Paso Corp.                  COM              28336L109      261    25050 SH       SOLE                     1800             23250
Energy East Corp.              COM              29266M109     2379    89160 SH       SOLE                    12400             76760
FPL Group, Inc.                COM              302571104     3773    50480 SH       SOLE                     6200             44280
First Data Corporation         COM              319963104     1797    42250 SH       SOLE                     6800             35450
Fiserv Inc.                    COM              337738108     1149    28590 SH       SOLE                     5250             23340
General Dynamics               COM              369550108     1226    11725 SH       SOLE                     3000              8725
General Electric               COM              369604103     2624    71891 SH       SOLE                    10450             61441
Hewlett-Packard                COM              428236103      726    34600 SH       SOLE                     6100             28500
Home Depot                     COM              437076102     2064    48301 SH       SOLE                     7650             40651
Honda Motor Co., Ltd.(ADR)     COM              438128308     1884    72300 SH       SOLE                    13800             58500
Honeywell Int'l                COM              438516106     1394    39375 SH       SOLE                     7325             32050
IBM Corp.                      COM              459200101     1563    15858 SH       SOLE                     2000             13858
Intel Corp.                    COM              458140100      218     9300 SH       SOLE                                       9300
JDS Uniphase Corporation       COM              46612J101       53    16800 SH       SOLE                      500             16300
James Hardie Ind. N.V.  ADS    COM              47030M106      511    19600 SH       SOLE                     3300             16300
Jefferson-Pilot Corp.          COM              475070108     2364    45487 SH       SOLE                     6300             39187
Johnson & Johnson              COM              478160104     2067    32585 SH       SOLE                     4350             28235
Lamar Advertising Co.          COM              512815101      357     8350 SH       SOLE                     1200              7150
Liberty Media Corp - A         COM              530718105     1036    94347 SH       SOLE                    16872             77475
Marsh & McLennan Cos. Inc.     COM              571748102     1122    34100 SH       SOLE                     4150             29950
McGraw-Hill Inc.               COM              580645109      586     6400 SH       SOLE                     2500              3900
Microsoft Corp.                COM              594918104     2709   101375 SH       SOLE                    15400             85975
Omnicom Group, Inc.            COM              681919106     1018    12075 SH       SOLE                     3400              8675
Oracle Corp.                   COM              68389X105      151    11000 SH       SOLE                                      11000
Panera Bread Co.               COM              69840W108      335     8300 SH       SOLE                     1600              6700
Pfizer, Inc.                   COM              717081103     2179    81037 SH       SOLE                     9900             71137
Popular Inc.                   COM              733174106      786    27280 SH       SOLE                    21480              5800
Quest Diagnostics, Inc.        COM              74834L100      205     2150 SH       SOLE                                       2150
Raytheon Company               COM              755111507     1641    42250 SH       SOLE                     4900             37350
SAP Aktiengesellschaft ADR     COM              803054204      780    17650 SH       SOLE                     6150             11500
Sara Lee Corp.                 COM              803111103     2281    94500 SH       SOLE                    14300             80200
Schering-Plough                COM              806605101      321    15350 SH       SOLE                     1400             13950
Schwab Charles Corp.           COM              808513105      564    47150 SH       SOLE                    12500             34650
Solectron Corp.                COM              834182107      191    35900 SH       SOLE                     6900             29000
Sungard Data Systems           COM              867363103      215     7600 SH       SOLE                     1200              6400
Sysco Corporation              COM              871829107     1176    30800 SH       SOLE                     7700             23100
Teva Pharm. Indus. ADR         COM              881624209     1096    36700 SH       SOLE                     5300             31400
The Scotts Company             COM              810186106      309     4200 SH       SOLE                      300              3900
United Microelectronics        COM              910873207       89    25281 SH       SOLE                     1674             23607
United Technologies Corp.      COM              913017109      289     2800 SH       SOLE                      800              2000
West Marine, Inc.              COM              954235107      359    14500 SH       SOLE                     2200             12300
Westwood One                   COM              961815107      326    12100 SH       SOLE                     1400             10700
iShares MSCI-Germany           COM              464286806      192    10300 SH       SOLE                     3000              7300